Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognised deferred tax assets [line items]
Deductible temporary differences, basis	$ 2,439	$ 3,415
Tax losses carried forward, basis	14,802	17,412
Total, unrecognised deferred tax assets, basis	17,241	20,827
Deductible temporary differences, unrecognised deferred tax asset	1,123	1,409
Tax losses carried forward, unrecognised deferred tax asset	3,940	4,661
Total unrecognised deferred tax assets	$ 5,062	6,070
Unrecognised tax losses expiry date	The majority of the remaining part of the unrecognised tax losses expire after 2029.
United States [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 3,480	3,559
Angola [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 884	$ 879